General Information	12 Months Ended
Dec. 31, 2014
General Information [Abstract]
GENERAL INFORMATION
1.	GENERAL INFORMATION

XRpro Sciences (formerly known as Caldera Pharmaceuticals, Inc.) (“the Company”, “we”, “us”, “our”) is a Delaware corporation. The principal office is located in Cambridge, Massachusetts. The Company was incorporated in November 2003.

Effective December 4, 2014, the Company, changed its name from Caldera Pharmaceuticals, Inc. to XRpro Sciences Inc., after Board approval and approval of approximately 50.3% of shareholders eligible to vote signed a written consent in favor of the amendment to the Certificate of Incorporation. The name change was deemed necessary to align the Company’s name to that of its operations and expected future operations.

The Company uses proprietary x-ray fluorescence technology called XRpro® to deliver ion channel screening, ion channel kinetics and custom screening services to our customers. Our proprietary technology detects and quantitatively analyzes the x-ray signature of each element with an atomic number greater than 12, we combine the flexibility of the analysis with patented sample processing to address a wide range of ion channel and other biological targets.

The Company has generated the majority of its revenues to date through Government research contracts and Government grants utilizing its proprietary x-ray fluorescence technology.